Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Plant and Equipment
5.	Plant and Equipment

	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At December 31,2019 (Audited)	368	651	1,142	612,507	614,668
Additions during the year	-	518	-	5,659	6,177
Effects of currency translation	(5)	(9)	(16)	(8,794)	(8,824)
At June 30, 2020 (Unaudited)	363	1,160	1,126	609,372	612,021

Accumulated depreciation
At December 31,2019 (Audited)	-	374	588	246,222	247,184
Depreciation during the year	-	107	188	69,950	70,245
Effects of currency translation	-	(5)	(8)	(3,535)	(3,548)
At June 30, 2020 (Unaudited)	-	476	768	312,637	313,881
Net book value
At December 31, 2019 (Audited)	368	277	554	366,285	367,484
At June 30, 2020 (Unaudited)	363	684	358	296,735	298,140

6.	Plant and Equipment

	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At January 1 and December 31,2018	-	-	-	-	-
Additions arising from business combinations	-	660	1,157	616,734	618,551
Additions during the year	368	-	-	3,832	4,200
Effects of currency translation	-	(9)	(15)	(8,059)	(8,083)
At December 31, 2019	368	651	1,142	612,507	614,668

Accumulated depreciation
At January 1 and December 31,2018	-	-	-	-	-
Additions arising from business combinations	-	270	403	178,022	178,695
Depreciation during the year	-	109	193	71,434	71,736
Effects of currency translation	-	(5)	(8)	(3,234)	(3,247)
At December 31, 2019	-	374	588	246,222	247,184

Net book value
At December 31, 2018	-	-	-	-	-
At December 31, 2019	368	277	554	366,285	367,484